SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (50,217)
Property, plant and equipment, net	952,830
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,047
Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,000,000